SHAREHOLDERS' EQUITY (Schedule of activity of Stock Option plan) (Details) - Stock Incentive Plans [Member] - $ / shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of options
Outstanding at the beginning of the year		486	625	675
Options, Granted		490	175	190
Options, Forfeited		(57)	0	(197)
Options, Exercised	[1]	(225)	(314)	(43)
Outstanding at the end of the year		694	486	625
Exercisable at the end of the year		85	172	373
Weighted average exercise price
Outstanding at the beginning of the year		$ 9.43	$ 7.31	$ 7.17
Options, Granted		33.82	14.16	6.63
Options, Forfeited		9.37	0	6.52
Options, Exercised	[1]	7.96	7.85	5.68
Outstanding at the end of the year		27.14	9.43	7.31
Exercisable at the end of the year		$ 10.16	$ 7.05	$ 7.91

[1]	Until September 2025, the Company allowed its employees to exercise stock options either by paying cash or through the cashless exercise mechanism. Starting September 2025, the Company stopped the cashless exercise mechanism.